CAPITAL AND RESERVES (Narrative) (Details) $ / shares in Units, $ in Thousands										1 Months Ended									12 Months Ended
	Dec. 09, 2025 Share	Aug. 11, 2025 Share	Jun. 03, 2025 Share	May 12, 2025 Share	Aug. 06, 2024 Share	May 12, 2024 Share	Mar. 12, 2024 USD ($) shares	Feb. 01, 2024 Share	May 13, 2021 USD ($)	Dec. 17, 2025 Share	Aug. 22, 2025 Share	Jun. 25, 2024 Share	May 26, 2024 Share	Feb. 27, 2024 Share	Nov. 30, 2023 Share	Jun. 26, 2023 Share	Oct. 31, 2021 Share	Apr. 30, 2021 ₪ / shares shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) Share Years $ / shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) Share Years $ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) Share Years $ / shares	May 13, 2021 ₪ / shares shares
Disclosure of classes of share capital [line items]
Discription of conversion equity																		1:1 ratio
Exercise prices for share options outstanding | (per share)																			₪ 0.001	$ 41	₪ 0.001	$ 41	₪ 0.001	$ 41
Total expenditure | $																				$ 7,305		$ 7,187		$ 6,027
Recognized capitalized development costs | $																				855		$ 718		$ 825
Unrecognized benefit | $																				$ 9,868
Weighted-average remaining contractual life of exercisable options | Years																				1.7		1.5		3.5
Proceeds from issue of ordinary shares | $																				$ 0		$ 62,686		$ 0
Underwriting agreement
Disclosure of classes of share capital [line items]
Number of ordinary shares issued and sold | shares							2,600,000
Number of shares sold upon full exercise of underwriters option to purchase additional shares | shares							469,565
Number of ordinary shares sold by existing shareholders | shares							1,000,000
Proceeds from issue of ordinary shares | $							$ 62,700
Expenses incurred from sale of ordinary shares | $							$ 506
IPO | TASE
Disclosure of classes of share capital [line items]
Number of shares issued | shares																									4,400,000
Par value per share | ₪ / shares																									₪ 0.001
Gross proceeds from issuing of shares | $									$ 141,600
Proceeds from issuing of shares net of issuance costs | $									$ 132,500
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																		₪ 0.001	₪ 0.001		₪ 0.001		₪ 0.001
Authorized number of shares increased | shares																		32,000,000
Ordinary Shares A
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																		₪ 0.001
Ordinary Shares B
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares																		₪ 0.001
Restricted Share Units
Disclosure of classes of share capital [line items]
New granted																				326,716		283,371		264,256
Restricted Share Units | September 6, 2024 award
Disclosure of classes of share capital [line items]
Number of options vested													1,667
Number of options remaining																	17,375
Number of options replaced																	5,792
Number of options converted to restricted shares units																	8,350
Ratio of options converted into restricted shares units																	3:1 ratio
Restricted Share Units | September 6, 2024 award | Event after reporting period
Disclosure of classes of share capital [line items]
Number of options vested											4,125
Restricted Share Units | December 17, 2025
Disclosure of classes of share capital [line items]
Number of share options granted										76,251
Stock option vesting term										An amount of 76,251 RSU's vesting over period of 5 years, with 20% vesting on the first anniversary of the grant date and after that, an additional 5% of the RSUs vesting on the last day of each subsequent calendar quarter. An amount of 2,795 RSU's vesting over 40 days. An amount of 532 RSU's vesting over period of 4 years, with 25% vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter. The remaining 1,277 RSU's vesting over period of 3.5 years, with 25% vesting on June 3, 2026 and thereafter, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | December 9, 2025
Disclosure of classes of share capital [line items]
Number of share options granted	14,802	4,712
Stock option vesting term	The vesting period of the RSUs is 4 years, with 25% are vesting on the first anniversary of the grant date and after that, an additional 6.25% vesting on the last day of each subsequent calendar quarter.	The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | June 3, 2025
Disclosure of classes of share capital [line items]
Number of share options granted			168,672
Stock option vesting term			The vesting period of the options and RSUs is 4 years, with 25% of the options and RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the options and RSUs vesting on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.
Restricted Share Units | May 12, 2025
Disclosure of classes of share capital [line items]
Number of share options granted				21,897
Stock option vesting term				The RSUs were fully vested as they constituted a recognition award for employee performance during the year ended December 31, 2024, while the options were fully vested as they formed part of the consideration transferred in the IoT acquisition (see Note 6).
Restricted Share Units | September 3, 2024
Disclosure of classes of share capital [line items]
Number of share options granted																	1,415
Stock option vesting term																	The vesting period of these RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | August 6, 2024
Disclosure of classes of share capital [line items]
Number of share options granted					5,694
Restricted Share Units | June 25, 2024
Disclosure of classes of share capital [line items]
Number of share options granted												179,875
Stock option vesting term												The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | May 12, 2024
Disclosure of classes of share capital [line items]
Number of share options granted						20,735
Stock option vesting term						An amount of 1,013 RSU's vesting over period of 4 years, with 25% vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter. The remain 19,722 RSU's granted have the same rights in all respects as the existing ordinary shares in the company's capital as of that date.
Restricted Share Units | February 27, 2024
Disclosure of classes of share capital [line items]
Number of share options granted														51,598
Stock option vesting term														The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | February 1, 2024
Disclosure of classes of share capital [line items]
Number of share options granted								11,000
Stock option vesting term								The vesting period of the RSUs is 4 years, with 25% of the RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the RSUs vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | November 30, 2023
Disclosure of classes of share capital [line items]
New granted															96,731
Stock option vesting term															The vesting period of the RSUs is 4 years, with 25% of the RSU vesting on the first anniversary of grant date, and after that, additional 6.25% of the RSU's vesting on the last day of each subsequent calendar quarter.
Restricted Share Units | June 26, 2023
Disclosure of classes of share capital [line items]
New granted																137,524
Share Options | September 6, 2024 award
Disclosure of classes of share capital [line items]
Number of share options granted																	50,000
New granted																	25,000
Number of share options expired in share-based payment arrangement													42,375
Number of options exercised																	7,625
Share Options | December 17, 2025
Disclosure of classes of share capital [line items]
Number of share options granted										80,855
Share Options | June 3, 2025
Disclosure of classes of share capital [line items]
Number of share options granted			5,712
Share Options | May 12, 2025
Disclosure of classes of share capital [line items]
Number of share options granted				30,066
Share Options | August 6, 2024
Disclosure of classes of share capital [line items]
Number of share options granted					7,262
Stock option vesting term					The vesting period of the options and RSUs is 4 years, with 25% of the options and RSUs vesting on the first anniversary of the grant date and after that, an additional 6.25% of the options and RSUs vesting on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.
Share Options | June 26, 2023
Disclosure of classes of share capital [line items]
Number of share options granted																27,500
Stock option vesting term																The vesting period of the options and RSUs is 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vesting on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.